UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Black Horse Capital Management LLC
Address:          338 S. Sharon Amity Road, #202
                  Charlotte, North Carolina 28211


Form 13F File Number: 028-13532

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Dale Chappell
Title:            Managing Member
Phone:            646-415-8246

Signature, Place, and Date of Signing:

/s/ Dale Chappell            Charlotte, North Carolina     November 16, 2009
--------------------------   ------------------------      -----------------
      [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:     $133,826 (thousands)


List of Other Included Managers:

None.

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FORM 13F INFORMATION TABLE                       Name of Reporting Manager:            Black Horse Capital Management LLC
For Quarter Ended: 9/30/2009

                                                                                                                 VOTING AUTHORITY
                               TITLE OF                        VALUE   SHARES/    SHR/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                 CLASS             CUSIP        (x$1000) PRN AMT    PRN  CALL DISCRETION MANAGERS SOLE   SHARED   NONE
ALESCO FINL INC                COM               014485 10 6     371     296,864  SH          SOLE                296,864
ASPECT MED SYS INC             NOTE 2.500% 6/1   045235 AB 4     972   1,000,000  PRN         SOLE              1,000,000
ATLANTIC TELE NETWORK INC      COM NEW           049079 20 5  11,657     218,217  SH          SOLE                218,217
BANK OF AMERICA CORPORATION    COM               060505 10 4   1,819     107,524  SH          SOLE                107,524
BIOSPECIFICS TECHNOLOGIES CO   COM               090931 10 6   3,284     102,592  SH          SOLE                102,592
BLOCKBUSTER INC                CL B              093679 20 7      94     156,200  SH          SOLE                156,200
BOISE INC                      COM               09746Y 10 5     719     136,200  SH          SOLE                136,200
BUILDERS FIRSTSOURCE INC       COM               12008R 10 7     476     109,272  SH          SOLE                109,272
CONSUMER PORTFOLIO SVCS INC    COM               210502 10 0      27      22,500  SH          SOLE                 22,500
CORUS BANKSHARES INC           COM               220873 10 3      20     220,004  SH          SOLE                220,004
COVANTA HLDG CORP              COM               22282E 10 2   3,602     211,881  SH          SOLE                211,881
CPEX PHARMACEUTICALS INC       COM               12620N 10 4   2,768     278,199  SH          SOLE                278,199
CYPRESS BIOSCIENCES INC        COM PAR $.02      232674 50 7   9,299   1,138,226  SH          SOLE              1,138,226
EBAY INC                       COM               278642 10 3   2,933     124,281  SH          SOLE                124,281
GANDER MOUNTAIN CO             COM               36471P 10 8   1,046     203,492  SH          SOLE                203,492
GRAVITY CO LTD                 SPONSORED ADR     38911N 10 7   1,111     578,806  SH          SOLE                578,806
LENNAR CORP                    CL B              526057 30 2     264      23,376  SH          SOLE                 23,376
LODGENET INTERACTIVE CORP      COM               540211 10 9   8,401   1,112,706  SH          SOLE              1,112,706
MCCLATCHY CO                   CL A              579489 10 5     273     106,702  SH          SOLE                106,702
MEDQUIST INC                   COM               584949 10 1   3,211     504,836  SH          SOLE                504,836
NAUTILUS INC                   COM               63910B 10 2     199     116,844  SH          SOLE                116,844
NCI BUILDING SYS INC           NOTE 2.125%11/1   628852 AG 0     279     200,000  PRN         SOLE                200,000
NEWCASTLE INVT CORP            COM               65105M 10 8     813     273,651  SH          SOLE                273,651
ONCOGENEX PHARMACEUTICALS IN   COM               68230A 10 6  11,822     328,393  SH          SOLE                328,393
OPENTV CORP                    CL A              G67543 10 1   3,451   2,500,586  SH          SOLE              2,500,586
QLT INC                        COM               746927 10 2   9,982   2,697,941  SH          SOLE              2,697,941
SERACARE LIFE SCIENCES INC D   COM               81747T 10 4   2,681   1,094,387  SH          SOLE              1,094,387
SPDR GOLD TRUST                GOLD SHS          78463V 10 7  18,518     187,337  SH          SOLE                187,337
SPDR GOLD TRUST                GOLD SHS          78463V 10 7   6,554      66,300  SH   CALL   SOLE                 66,300
SPDR GOLD TRUST                GOLD SHS          78463V 10 7   5,931      60,000  SH   CALL   SOLE                 60,000
SPDR GOLD TRUST                GOLD SHS          78463V 10 7   1,977      20,000  SH   CALL   SOLE                 20,000
SPDR GOLD TRUST                GOLD SHS          78463V 10 7   1,977      20,000  SH   CALL   SOLE                 20,000
SUPERVALU INC                  COM               868536 10 3   1,725     114,571  SH          SOLE                114,571
VMWARE INC                     CL A COM          928563 40 2   7,475     186,094  SH          SOLE                186,094
VONAGE HLDGS CORP              COM               92886T 20 1      74      53,127  SH          SOLE                 53,127
WARNER CHILCOTT PLC IRELAND    SHS A             G94368 10 0   8,020     370,934  SH          SOLE                370,934

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